Taxes (Details)		6 Months Ended
	May 01, 2016	Jan. 31, 2022	Jan. 31, 2021
Taxes (Details) [Line Items]
VAT rate	3.00%
Surcharges on VAT payable	12.00%
Statutory income tax rate		21.00%
Income tax rate		25.00%
Subject to preferential		10.00%
State tax rate		8.84%
Percentage of valuation allowance provided		100.00%
Tax benefit, description		The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement.
Limitation of tax, description		The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB 100,000. In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. There were no uncertain tax positions as of January 31, 2022 and July 31, 2021 and the Company does not believe that its unrecognized tax benefits will change over the next twelve months
Hong Kong [Member]
Taxes (Details) [Line Items]
Statutory income tax rate		16.50%	16.50%